SUBORDINATED DEBENTURES (Detail Textuals) - First Clover Leaf Statutory Trust I - USD ($)	1 Months Ended	12 Months Ended	61 Months Ended
	May. 31, 2005	Dec. 31, 2015	May. 31, 2010
Debt Instrument [Line Items]
Debt issued	$ 4,000,000
Fixed distribution rate (as a percent)			6.08%
Basis spread added to the reference rate (as a percent)		1.85%
Description of annual interest distribution basis		three month LIBOR
Liquidation amount per preferred security (in dollars per share)		$ 1,000
Interest rate (as a percent)		2.36%
Junior subordinated debentures
Debt Instrument [Line Items]
Maximum consecutive period available for deferral of interest payments on the securities		5 years